Earnings per Share - Pro Forma Earnings Per Share (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basic and diluted earnings per share computation
Weighted average outstanding shares of common stock	90,170,462	77,224,463	83,275,206	77,211,354	77,216,133	65,253,954
Additional pro forma shares required to be issued in offering necessary to pay dividend					7,835,775
Pro forma weighted average shares of common stock - basic					85,051,908
Adjusted weighted average outstanding and assumed conversions for diluted EPS	93,953,903	77,224,463	86,857,926	77,714,945	77,641,388	65,253,954
Pro forma weighted average shares of common stock - diluted					85,477,163
Pro forma earnings per share from continuing operations:
Basic (in dollars per share)					$ 0.15
Diluted (in dollars per share)					0.15
Pro forma earnings per share from discontinued operations:
Basic (in dollars per share)					0.01
Diluted (in dollars per share)					0.01
Total earnings per share:
Basic (in dollars per share)					0.16
Diluted (in dollars per share)					$ 0.16